Prepayments and other assets - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current
Advance to vendors (net of allowance)		₨ 746,513	₨ 854,942
Advance to joint venture		30,385	7,759
Balance with statutory authorities		47,865	36,222
Prepaid expenses		72,148	70,971
Due from employees		2,997	7,928
Total	$ 13,012	899,908	977,822
Non-current
Prepaid expenses		1,527	3,403
Defined benefit plan asset		6,339	7,835
Total	$ 114	₨ 7,866	₨ 11,238